Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basic and Diluted Loss per Share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average numbers of shares outstanding during the year.

	2017 Restated	2016 Restated	2015 Restated
	(Euros in thousands, except per share data)
Loss attributable to equity holders of the Company	(64,685)	(47,429)	(23,256)
Weighted average number of shares	19,196,440	13,236,649	5,871,237

Basic (and diluted) loss per share (€ per share)	(3.37)	(3.58)	(3.96)